Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants
Outstanding, Beginning of Year	65,119	0
Issued Under the Arrangement, Net of Issuance Costs (Note 5)	0	65,433
Issued Upon Exercise of Warrants	(9,399)	(314)
Outstanding, End of Year	55,720	65,119
Amount
Outstanding, Beginning of Year	$ 215	$ 0
Issued Under the Arrangement, Net of Issuance Costs (Note 5)	0	216
Issued Upon Exercise of Warrants	(31)	(1)
Outstanding, End of Year	$ 184	$ 215